Accounting changes	12 Months Ended
Dec. 31, 2024
Accounting Changes
Accounting changes

Note 4   Accounting changes

During the years ended on December 31, 2024, there have been no changes in the use of accounting principles or relevant changes in any accounting estimates with regard to previous year that have affected these Consolidated Financial Statements.